Tax (Tables)	12 Months Ended
Dec. 31, 2021
Tax
Schedule of income tax expense
	December 31,	December 31,
	2021	2020
Current income tax	$3,637	$18,669
Deferred tax expense		-
Income tax expense	3,637	18,669

Summary of reconciliation between the statutory EIT
	December 31,		December 31,
	2021		2020
Income before income taxes	$145,468		$122,316
Tax rate	25%		25%
Provision for income taxes at the statutory tax rate	36,367		30,579
Change in valuation allowance	(50,273	)-	(25,431)
US GAAP adjustment	(71,279)		(61,093)
Permanent difference	88,735		74,542
Effect of different local tax rates	87		73
Income tax expense	$3,637		$18,669

Schedule of Deferred tax assets
	December 31,	December 31,
	2021	2020
Deferred tax asset	121,854	$103,237
Valuation allowance	(121,854)	(103,237)
Net deferred tax asset	-	-